SCHEDULE 14A
(Rule 14a-101)

INFORMATION REQUIRED IN PROXY STATEMENT
SCHEDULE 14A INFORMATION

Proxy Statement Pursuant to Section 14(a) of the
Securities Exchange Act of 1934

Filed by the Registrant |X|
Filed by a Party other than the Registrant |  |

Check the appropriate box:
|X|          Preliminary proxy statement.                                     |  |          Confidential, for use of the Commissioner
|  |           Definitive proxy statement.                                                     only (as permitted by Rule 14a-6(e)(2).
|  |           Definitive additional materials.
|  |           Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12.

Transamerica Income Shares, Inc.
(Name of Registrant as Specified in its Charter)

                   N/A
(Name of Person(s) Filing Proxy Statement, if Other Than the Registrant)

Payment of Filing Fee (Check the appropriate box):

        |X|      No fee required.

        |_|      Fee computed on table below per Exchange Act Rules 14a-6(i) (1) and 0-11.
                 (1) Title of each class of securities to which transaction applies: N/A
                 (2) Aggregate number of securities to which transaction applies: N/A
                 (3) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11
                          (Set forth the amount on which the filing fee is calculated and state how it was determined): N/A
                 (4) Proposed maximum aggregate value of transaction: N/A
                 (5) Total fee paid: $0

        |_|      Fee paid previously with preliminary materials.

Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

                 (1) Amount Previously Paid: N/A
                 (2) (2) Form, Schedule or Registration Statement No.: N/A
                 (3) Filing Party: N/A
                 (4) Date Filed: N/A

TRANSAMERICA INCOME SHARES, INC.
570 CARILLON PARKWAY
ST. PETERSBURG, FL 33716

1-800-851-9777

PROXY STATEMENT AND
NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

To the Shareholders of Transamerica Income Shares, Inc.:

Notice is hereby given that the Annual Meeting of Shareholders of Transamerica Income Shares, Inc. (the “Fund”) will be held on July 3, 2003, at 570 Carillon Parkway, St. Petersburg, FL 33716, beginning at 9:00 a.m., Eastern Time (the “Meeting”). At the Meeting, shareholders of the Fund, unless otherwise indicated below, will be called upon to consider the following proposals:

PROPOSAL NO. 1:	Election of Directors. To re-elect the current Directors of the fund as set forth in the Proxy Statement, and to conduct such other business as may properly come before the Meeting and any related follow-up meetings.

Shareholders of record as of the close of business on April 28, 2003 are entitled to vote at the Meeting and any adjournments.

By Order of the Board of Directors of Transamerica Income Shares, Inc.,

John K. Carter, Esq.
Senior Vice President, Secretary
and General Counsel

[mail date], 2003

      Your vote is very important regardless of the number of shares that you owned on the Record Date. Shareholderswho do not expect to attend the Meeting are requested to complete, sign, date and return the accompanying proxy card in the enclosed envelope, which needs no postage if mailed in the United States, or follow the enclosedinstructions relating to Internet or telephone voting. Instructions for the proper execution of the proxy cardare set forth in the enclosed materials. It is important that proxies be returned promptly. Whether or not you plan to attend the Meeting, please complete the enclosed proxy card, or vote using the Internet or by telephone.If you vote via the Internet or by telephone, please do not return your proxy card unless you later decide to change your vote.

TRANSAMERICA INCOME SHARES, INC.

ANNUAL MEETING OF SHAREHOLDERS
July 3, 2003

PROXY STATEMENT DATED [mail date], 2003

This Proxy Statement (“Proxy Statement”) is furnished in connection with the solicitation of proxies by the Board of Directors of Transamerica Income Shares, Inc. (the “Fund”), a closed-end mutual fund, for use at the Annual Meeting of Shareholders of the Fund to be held at 9:00 a.m. on July 3, 2003, at 570 Carillon Parkway, St. Petersburg, FL 33716, and any adjournments thereof (collectively, the “Meeting”). A notice of the Meeting and a proxy card accompany this Proxy Statement. This Proxy Statement and the accompanying Notice of Meeting and proxy card(s) are first being mailed to shareholders on or about [mail date], 2003. In addition to solicitations of proxies by mail, proxy solicitations may also be made by telephone, e-mail or personal interviews conducted by officers of the Fund; regular employees of AEGON/Transamerica Fund Advisers, Inc., the Fund’s investment adviser (the “Investment Adviser”), or other representatives of the Fund. The Fund has retained ALAMO Direct as the Fund’s proxy solicitor for the Meeting of shareholders. The Fund’s most recent annual report for the year ended March 31, 2003, will be mailed to Fund shareholders on or about [mail date], 2003, and will be available to you upon request without charge from the Fund’s transfer agent, Mellon Investor Services, Inc., Overpeck Centre, 85 Challenger Road, Ridgefield Park, NJ 07660; telephone toll free: 1-800-288-9541.

Abstentions and broker nonvotes will not be counted in favor of or against the proposal. Broker “nonvotes” occur when the Fund receives a proxy from a broker or nominee who does not have discretionary power to vote on a particular matter and the broker or nominee has not received instructions from the beneficial owner or other person entitled to vote the shares represented by the proxy. Each full share is entitled to one vote, and any fractional share is entitled to a fractional vote.

If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented by the proxy will be voted in accordance with the instructions marked therein. Unless instructions to the contrary are marked on the proxy, it will be voted FOR the matters listed in the accompanying Notice of Meeting. Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise either by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy to the Fund at the above address prior to the date of the Meeting. You may instead vote via the Internet or by telephone by following the enclosed instructions.

A quorum constituting a majority of the Fund’s shares outstanding as of the record date, April 28, 2003, represented in person or by proxy, must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposals that are the subject of the Meeting, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. A shareholder vote may be taken on the proposals in this Proxy Statement if sufficient votes have been received for approval.

The Board of Directors has fixed the close of business on April 28, 2003, as the record date (the “Record Date”) for the determination of Fund shareholders entitled to notice of and to vote at the Meeting. Shareholders of record, as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Meeting. There were [ ] shares outstanding on the Record Date, representing a market value of [$ ], of which [ ] are owned by shareholders, and [ ] are owned by ________________.

Appendix A sets forth the shareholders entitled to cast 5% or more of the Fund’s votes. To the best of the Fund’s knowledge, as of the Record Date, no shareholder was entitled to cast 5% or more of the Fund’s votes, except as stated in Appendix A.

As of the Record Date, the officers and the Directors of the Fund as a group beneficially owned less than 1% of the shares.

Section 30(h) of the Investment Company Act of 1940 (the “1940 Act”) requires the Fund’s officers, directors and investment adviser, the affiliated persons of the investment adviser, and the beneficial owners of more than 10% of the Fund’s shares to file initial reports of ownership and reports of changes in ownership with the Securities and Exchange Commission and the New York Stock Exchange, and to provide copes of these reports to the Fund. To the Fund’s knowledge, no person owns beneficially more than 10% of its shares, thus there were no requirements pursuant to Section 30(h) of the 1940 Act during the fiscal year ended March 31, 2003.

In order that your shares may be represented at the Meeting, you are requested to:

          -- indicate your instructions on the enclosed proxy card;
          -- date and sign the proxy card;
          -- mail the proxy card promptly in the enclosed envelope, which requires no postage if mailed in the United States; and
          -- allow sufficient time for the proxy card to be received on or before 5:00 p.m., Eastern Time, July 2, 2003.

You may also vote via the Internet, by telephone or by facsimile. Instructions are enclosed in these materials. If you elect to vote using one of these methods, do not return your proxy card unless you later elect to change your vote.

The Fund’s investment adviser, AEGON/Transamerica Fund Advisers, Inc., is located at 570 Carillon Parkway, St Petersburg, Florida, 33716. State Street Bank and Trust Company, the Fund’s custodian, is located at 225 Franklin Street, Boston, Massachusetts 02110. Mellon Investor Services, Inc., located at Overpeck Centre, 85 Challenger Road, Ridgefield Park, NJ 07660, serves as transfer agent to the Fund.

The Fund is required to hold annual meetings of shareholders. Help save the cost of follow-up mailings by promptly returning the proxy card.

    1.        ELECTION OF DIRECTORS. The Board recommends that at this Meeting shareholders vote to re-elect the current directors. Please read the entire proxy statement and exhibits attached hereto to determine how this proposal will affect the Fund before casting your vote.

THE PROPOSAL: ELECTION OF DIRECTORS

Shareholders are asked to consider the re-election of nine Directors to the Fund at the Meeting pursuant to the Fund’s Bylaws, which permit the election of Directors at any meeting to be held.

The persons named as proxies intend to vote to re-elect the nine persons currently serving as Directors, unless authority to vote for the election of all or specified individuals is withheld by so marking the proxy card. If any nominees are unable to serve, the persons named as proxies may vote for other persons or vote to fix the number of directors at less than nine. Election is by a majority vote of the shares represented at the Meeting. The fund complex consists of the Fund, AEGON/Transamerica Series Fund, Inc. (ATSF), Transamerica Occidental Life Insurance Separate Account Fund B (Fund B), IDEX Mutual Funds (IDEX) and Transamerica Index Funds, Inc. (TIF). The mailing address of each nominee is 570 Carillon Parkway, St. Petersburg, Florida 33716. The name, age and principal occupation for the past five years and year of election of the nominees, who have consented to serve if elected, are:

DISINTERESTED NOMINEES:

NAME AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION OR EMPLOYMENT IN THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY NOMIMEE FOR DIRECTOR	OTHER DIRECTOR-SHIPS HELD BY NOMINEE FOR DIRECTOR
PETER R. BROWN 11180 6th Street East Treasure Island, FL 33706 (DOB 5/10/28)	Nominee, Director	N/A	Currently Retired; Chairman of the Board, Peter Brown Construction Company (1963 - 2000); Rear Admiral (Ret.) U.S. Navy Reserve, Civil Engineer Corps	91	Vice Chairman and Director, ATSF (1986 - present) and TIF (2002 - present); Vice Chairman and Trustee, IDEX (1986 - present); Vice Chairman and Manager, Fund B (2002- present)
CHARLES C. HARRIS 2 Seaside Lane #304 Belleair, FL 33756 (DOB 1/15/30)	Nominee, Director	N/A	Currently Retired	90	Director, ATSF (1986 - present); Trustee, IDEX Mutual Funds (March 1994 - present); Manager, Fund B (2002-present)
RUSSELL A. KIMBALL, JR. 1160 Gulf Boulevard Clearwater Beach, FL 34630 (DOB 8/17/44)	Nominee, Director	N/A	General Manager, Sheraton Sand Key Resort (1975 - present).	90	Director, ATSF (1986 - present) ); Manager, Fund B (2002-present)
DANIEL CALABRIA 7068 S. Shore Drive S. South Pasadena, FL 33707 (DOB 3/5/36)	Nominee, Director	N/A	Currently Retired; Trustee (1993 - present); President of the Florida Tax Free Funds (1993 - 1995); President and Director (1995) of Sun Chiropractic Clinics, Inc.; Executive Vice President (1993 - 1995) of William R. Hough and Co.	90	Director, ATSF (June 2001 - present); Trustee, IDEX Mutual Funds (1996 - present); Trustee, Florida Tax Free Funds (1993 - present) ); Manager, Fund B (2002-present)
WILIAM W. SHORT, JR. 6911 Bryon Dairy Road Suite 210 Largo, FL 33777 (DOB 1/8/53)	Nominee, Director	N/A	President and Majority Shareholder of Shorts, Inc.; Chairman of S.A.C. Apparel Corp. and S.A.C. General Distributors	90	Director, ATSF (September 2000-present); Trustee, IDEX Mutual Funds (1986-present); Manager, Fund B (2002-present)
JANICE B. CASE 205 Palm Island NW Clearwater, FL 33767 (DOB 9/27/52)	Nominee, Director	N/A	Senior Vice President (1996 - 2000), Vice President (1990 - 1996) and Director of Customer Service and Marketing (1987-1990), Florida Power Corp.;	90	Director, ATSF (2001- present) );
Trustee, IDEX Mutual Funds (2002
- present); Manager, Fund B
(2002-present); Director, Central
Vermont Public Service Co. (Audit
Committee); Director Western
Electricity Coordinating Council
(Chairman, Human Resources and
					Compensation Committee)
LEO J. HILL 2201 N. Main St. Gainsville, FL 32609 (DOB 3/27/56)	Nominee, Director	N/A	Owner and President, Prestige Automotive Group (2001-present); Market President (1997-1998, NationsBank; President and CEO (1994-1998), Barnett Bank of the Treasure Coast, Florida.	90	Director, ATSF (2001-present); Trustee, IDEX Mutual Funds (2002-present); Manager, Fund B (2002-present);

INTERESTED NOMINEES:

NAME AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION OR EMPLOYMENT IN THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY NOMIMEE FOR DIRECTOR	OTHER DIRECTOR-SHIPS HELD BY NOMINEE FOR DIRECTOR
LARRY N. NORMAN (1) 4333 Edgewood Road NE Cedar Rapids, IA 52499 (DOB 1/8/53)	Nominee, Director	N/A	President and Chairman, Transamerica Life Insurance Company; President, AFSG Securities Corp. (AFSG)	91	Director, AEGON/Transamerica Fund Advisers, Inc. (ATFA); Director, AEGON/Transamerica Investor Services, Inc. (ATIS); Director, AEGON/Transamerica Fund Services, Trustee, IDEX
JOHN R. KENNEY (1) P.O. Box 5068 Clearwater, FL 34618 (DOB 2/8/38)	Nominee, Director	N/A	Co-CEO of Great Companies, L.L.C.; Chief Executive Officer and President, ATSF (March 1992 - June 2000); President (December 1978 - December 1999), Western Reserve Life Assurance Co. of Ohio; President and Chief Executive Officer, IDEX Mutual Funds (September, 1996 - June 2000)	90	Chairman and Director, ATSF (1986
					- present); Chairman and Director, Great Companies, L.L.C.; Chairman (August 1987 - present) and Director (July 1973 - present), Western Reserve Life Assurance Co. of Ohio; Chairman and Director, ATFA (September, 1996 - present); Chairman and Director, ATFS (September, 1996 - present); Trustee and Chairman, IDEX (September, 1996 - present; Chairman and Director, ATIS (May 1988 - present) Chairman and Manager, Fund B (2002 - present) Director, AEGON/Transamerica Fund Advisers, Inc. (ATFA); Director, AEGON/Transamerica Investor Services, Inc. (ATIS); Director, AEGON/Transamerica Fund Services, Trustee, IDEX

(1)     Such Nominee is an “interested person” of the Fund as defined in the 1940 Act and an affiliated person of ATFA, the Fund’s investment adviser; Transamerica Investment Management, LLC, the Fund’s sub-adviser; ATSF, Fund B, IDEX and TIF, all affiliates of the Fund. Such director received no compensation directly from the Fund.

Nominee Ownership of Equity Securities

As of December 31, 2002, the Nominees did not beneficially own shares of the Fund, or any of the Funds overseen by the Nominee in the same family of investment companies, except as set forth in the following table:

NAME OF NOMINEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN OR TO BE OVERSEEN BY NOMINEE IN FAMILY OF INVESTMENT COMPANIES
Peter R. Brown	N/A	$50,001-$100,000
Charles C. Harris	N/A	$10,000-$50,000
Russell A. Kimball, Jr	N/A	Over $100,000
Daniel Calabria	N/A	$10,000-$50,000
Janice B. Case	N/A	$10,000-$50,000
William W. Short, Jr	N/A	Over $100,000
Leo J. Hill	N/A	Over $100,000
Larry N. Norman (1)	N/A	$1-$10,000
John R. Kenney (1)	N/A	Over $100,000

    (1)        Such Nominee is an “interested person” of the Fund as defined in the 1940 Act, as discussed above.

Conflicts of Interest

The following table sets forth information about securities issued by certain of the Fund’s affiliates that are beneficially owned by the Nominees who are not “interested persons” of the Fund as defined in the 1940 Act. For this purpose, “immediate family member” includes the Nominee’s spouse, children residing in the household and dependents of the Nominee:

NAME OF NOMINEE	NAME OF OWNERS AND RELATIONSHIP TO NOMINEE	COMPANY	TITLE OF CLASS	VALUE OF SECURITIES	PERCENT OF CLASS
Peter R. Brown	Marina D. Brown, spouse	IDEX	A	$1-$10,000	0
Charles C. Harris	N/A	N/A	N/A	N/A	N/A
Russell A. Kimball, Jr	Martha A. Kimball, spouse	IDEX	A	$1-$10,000	0
Daniel Calabria	N/A	N/A	N/A	N/A	N/A
Janice B. Case	N/A	N/A	N/A	N/A	N/A
William W. Short, Jr	Joyce J. Short, spouse	IDEX	A	Over $100,000	0
Leo J. Hill	N/A	N/A	N/A	N/A	N/A

SHAREHOLDER APPROVAL

The election of each Nominee requires an affirmative vote of a majority of outstanding voting shares entitled to vote present at the Meeting in person or by proxy. Fund shareholders will vote together as a single class on the election of Nominees for the Fund.

THE BOARD OF DIRECTORS OF THE FUND RECOMMENDS A VOTE "FOR" EACH DIRECTOR OF THE FUND.

The Audit Committee

Assuming shareholder approval of the proposed re-election of Nominees for Director, the Board’s Audit Committee is composed of Messrs. Brown, Kimball, Harris and Short. The functions performed by the Audit Committee include the recommendation of the independent public accountants for the Fund to be selected by the Board, the review of the scope and results of audit services, the review of the adequacy of internal accounting and financial controls, the review of material changes in accounting principals and practices and other matters when requested from time to time by the Board.

The Board has adopted a written charter for the Fund’s Audit Committee, which appears as Appendix B to this proxy statement. The Fund’s current Audit Committee is composed of Peter R. Brown, Charles C. Harris, Russell A Kimball, Jr., and William W. Short. Each of Messrs. Brown, Harris, Kimball and Short is a Disinterested Director, and is an “independent” director for purposes of Section 303.01 of the New York Stock Exchange Listing Standards. The Audit Committee met once in 2002. The Audit Committee has reviewed and discussed with the Fund’s management the audited financial statements of the Fund for the year ended March 31, 2002. Ernst & Young LLP, the Fund’s independent public accountants, has discussed with the Audit Committee all matters required to be discussed by the Statement on Auditing Standards No. 61. Ernst & Young LLP provided the Audit Committee the written disclosures and the letter from Ernst & Young LLP required by Independence Standards Board Standard No. 1, and has discussed its independence with the Board.

Based on the review and discussions noted above, and consistent with the roles and responsibilities referred to above and in the Committee’s Charter, the Audit Committee recommended to the Board that the audited financial statements be included in the Fund’s Annual Report for the year ended March 31, 2002 for filing with the Securities and Exchange Commission.

The Nominating Committee

        The current Nominating Committee is composed of Messrs. Brown, Harris and Kimball, Jr., and met 1 time during the Period. The functions performed by the Nominating Committee include nominating independent directors and committee memberships. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Fund’s Secretary and must be received by December 31, 2003.

SHAREHOLDER PROPOSALS

Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to the Secretary of the Fund at 570 Carillon Parkway, St. Petersburg, Florida 33716.

OTHER MATTERS

Management knows of no business to be presented to the Meeting other than the matters set forth in this Proxy Statement, but should any other matter requiring a vote of shareholders arise, the proxies will vote thereon according to their best judgment in the interests of the Fund.

ANNUAL REPORT

A copy of the Fund’s Annual Report may be obtained without charge by writing to the Fund’s transfer agent, Mellon Investor Services, Inc., Overpeck Centre, 85 Challenger Road, Ridgefield Park, NJ 07660; or calling toll free: 1-800-288-9541.

By Order of the Board of Directors, Transamerica Income Shares, Inc. St. Petersburg, FL

APPENDIX A

SHAREHOLDERS ENTITLED TO CAST 5% OR MORE
OF FUND VOTES

Name and Address of Shareholder                               Number of Votes      % Of Fund

Transamerica Occidental Life Insurance Company         [________]         [_________]
570 Carillon Parkway
St. Petersburg, FL 33716

APPENDIX B

AUDIT COMMITTEE CHARTER

The responsibilities of the Audit Committee of Transamerica Income Shares, Inc. (“Company”) include:

o	Recommending to the Board of Directors of the Company the selection, retention or termination, as appropriate, of the independent public accountants for the Company.

o	Reviewing the independent public accountants’ compensation, the proposed terms of their engagement, and their independence.

o	Recommending to the Board of Directors of the Company, when the Committee deems it advisable, that the independent public accountants engage in specific studies and reports regarding auditing matters, accounting procedures, and tax and other matters.

o	Reviewing the arrangements for and scope of the audit of annual financial statements. Reviewing annual financial statements and unaudited semi-annual financial statements, including any adjustments to those statements recommended by the independent public accountants, and any significant issues that arose in connection with the preparation of those financial statements.

o	Reviewing, as appropriate and in consultation with the independent public accountants, accounting policies and procedures applicable to the Company as well as any management responses to comments relating to those policies and procedures.

o	Reviewing independent public accountants' opinions.

o	Considering, in consultation with the independent public accountants, the adequacy of internal controls to help provide reasonable assurance that publicly reported financial statements are presented fairly and in conformity with generally accepted accounting principles.

o	Investigating, when the Committee deems it necessary, potential improprieties or improprieties in Company operations.

o	Reviewing changes in accounting policies or practices that had or are expected to have a significant impact on the preparation of financial statements.

o	Meeting at least annually with the independent public accountants (outside the presence of management) to discuss any issues arising from the Committee’s responsibilities.

o	Meeting at least annually with management (outside the presence of the independent public accountants) to discuss management’s evaluation of the work performed by the independent public accountants and the appropriateness of their fees.

o	Generally acting as a liaison between the independent public accountants and the Board of Directors. o Annually reviewing and, as appropriate, implementing changes to its Charter. o Providing, when requested, information to the Board of Directors which may assist its determinations and findings regarding Audit Committee members that:
1.	All members have no relations or conflicts that may interfere with the exercise of their independence from management and the Company,
2.	All members are financially literate, as reasonably interpreted in the Board’s business judgment, and 3. One or more members possess accounting or related financial management expertise, as reasonably
3.	One or more members possess accounting or related financial management expertise, as reasonably interpreted in the Board’s business judgment.

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

The undersigned hereby instructs ______________________ to vote, as designated below, all shares of the above Fund, that the undersigned is entitled to provide instructions for at the Annual Meeting of Shareholders to be held July 3, 2003 at 9:00 a.m., at 570 Carillon Parkway, St. Petersburg, FL 33716, and at any and all adjournments thereof, with respect to the matters set forth below and described in the Notice of Meeting and Proxy Statement dated ________, 2003, receipt of which is hereby acknowledged:

VOTE VIA THE INTERNET:      www.proxyvote.com
VOTE VIA THE TELEPHONE:     1-888-288-9541

OR:
        Please mark boxes in blue or black ink.

To re-elect the following directors:

Peter R. Brown	For |_|	Against |_|	Abstain |_|
Daniel Calabria	For |_|	Against |_|	Abstain |_|
Janice B. Case	For |_|	Against |_|	Abstain |_|
Charles C. Harris	For |_|	Against |_|	Abstain |_|
Leo J. Hill	For |_|	Against |_|	Abstain |_|
John R. Kenney	For |_|	Against |_|	Abstain |_|
Russell A. Kimball, Jr	For |_|	Against |_|	Abstain |_|
Larry N. Norman	For |_|	Against |_|	Abstain |_|
William W. Short, Jr	For |_|	Against |_|	Abstain |_|

In their discretion, _________________, on behalf of the Fund, may transact such other business as may properly come before the meeting and any adjournment(s) thereof.

THIS PROXY IS SOLICITED BY THE FUND’S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s)     should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Dated: ____________________ ___________________________ Signature(s) ___________________________ Signature(s)

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.